Subsequent Events (Details) - USD ($)			1 Months Ended							6 Months Ended	12 Months Ended
	Feb. 06, 2017	Aug. 01, 2016	Feb. 28, 2017	Jan. 31, 2017	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Dec. 30, 2015	Sep. 30, 2015	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Subsequent Events (Textual)
Exchange for consulting services value					$ 6,500,000			$ 219,167		$ 296,567	$ 511,099
Granted options		25,000
Shares price, per share		$ 0.23
Common stock to be issued for debt settlement, shares									18,231,003		2,820,180	400,000
Common stock value to be issued for debt settlement											$ 579,500	$ 48,000
Convertible debt, Description											On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company's common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company's common stock at $0.15 per share which expires on May 6, 2021.
Investors [Member]
Subsequent Events (Textual)
Exchange for consulting services shares						6,761,312	6,761,312
Multiple agreements [Member]
Subsequent Events (Textual)
Exchange for consulting services shares						1,066,667	1,066,667
Subsequent Event [Member]
Subsequent Events (Textual)
Exchange for consulting services shares			109,710	168,390
Exchange for consulting services value			$ 10,000	$ 19,000
Common stock to be issued for debt settlement, shares				400,000
Common stock value to be issued for debt settlement				$ 48,000
Debt instrument conversion price per shares	$ 12
Issuance of payment of debt and accrued interest shares				1,145,045
Payment of debt and accrued interest				$ 125,008
Issuance shares of common stock cashless exercise of warrants				158,612
Issuance of convertible debenture amount	$ 158,500
Maturity date of debt	Nov. 12, 2017
Convertible debt, Description	Convertible into shares of the Company's common stock at 61% of the average of the lowest three trading prices during the ten days prior to the conversion date.
Subsequent Event [Member] | Settlement agreement [Member]
Subsequent Events (Textual)
Common stock to be issued for debt settlement, shares				400,000
Common stock value to be issued for debt settlement				$ 48,000